Lines of Credit (Details Textual)		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2019	Jun. 24, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lines of Credit (Textual)
Line of credit principal amount				$ 1,000,000
Line of credit facility bears interest				4.85%
Line of credit facility interest description			Fair value immediately prior to such event equal to or greater than $25,000.
Line of credit outstanding				$ 675,000
Note due date				Sep. 01, 2018
Subordinated promissory note percentage			100.00%
Loan and security agreement, other description		(i) non-payment, (ii) a breach by Goedeker of any of its representations, warranties or covenants under the Loan and Security Agreement or any other agreement entered into with Northpoint, or (iii) the bankruptcy or insolvency of Goedeker. The Loan and Security Agreement contains customary representations, warranties and affirmative and negative financial and other covenants for a loan of this type.	(i) for failure to pay principal and interest on the revolving note when due, or to pay any fees due under the loan and security agreement; (ii) if any representation, warranty or certification in the loan and security agreement or any document delivered in connection therewith is incorrect in any material respect; (iii) for failure to perform any covenant or agreement contained in the loan and security agreement or any document delivered in connection therewith; (iv) for the occurrence of any default in respect of any other indebtedness of more than $100,000; (v) for any voluntary or involuntary bankruptcy, insolvency or dissolution; (vi) for the occurrence of one or more judgments, non-interlocutory orders, decrees or arbitration awards involving in the aggregate a liability of $25,000 or more; (vii) if Goedeker or 1847 Holdco, or officer thereof, is charged by a governmental authority, criminally indicted or convicted of a felony under any law that would reasonably be expected to lead to forfeiture of any material portion of collateral, or such entity is subject to an injunction restraining it from conducting its business; (viii) if Burnley determines that a material adverse effect (as defined in the loan and security agreement) has occurred; (ix) if a change of control (as defined in the loan and security agreement) occurs; (x) if there is any material damage to, loss, theft or destruction of property which causes, for more than thirty consecutive days beyond the coverage period of any applicable business interruption insurance, the cessation or substantial curtailment of revenue producing activities; (xi) if there is a loss, suspension or revocation of, or failure to renew any permit if it could reasonably be expected to have a material adverse effect; and (xii) for the occurrence of any default or event of default under the term loan with SBCC (as defined below), the 9% subordinated promissory note issued to Goedeker Television, the secured convertible promissory note issued to Leonite (as defined below) or any other debt that is subordinated to the revolving loan.
Liquidity Ratio [Member]
Lines of Credit (Textual)
Actual ratio			0.24
Required ratio			0.65
Burnley [Member]
Lines of Credit (Textual)
Line of credit principal amount			$ 675,295
Line of credit facility interest description	The revolving note bears interest at a per annum rate equal to the greater of (i) the LIBOR Rate (as defined in the loan and security agreement) plus 6.00% or (ii) 8.50%; provided that upon an event of default (as defined below) all loans, all past due interest and all fees shall bear interest at a per annum rate equal to the foregoing rate plus 3.00%.
Line of credit outstanding			576,962
Note due date	Apr. 05, 2022
Unamortized debt discount			$ 98,333
Loan and security agreement, description	Under the loan and security agreement, Goedeker is required to pay a number of fees to Burnley, including the following: ● a commitment fee during the period from closing to the earlier of the maturity date or termination of Burnley’s commitment to make loans under the loan and security agreement, which shall accrue at the rate of 0.50% per annum on the average daily difference of the total loan amount then in effect minus the sum of the outstanding principal balance of the revolving note, which such accrued commitment fees are due and payable in arrears on the first day of each calendar month and on the date on which Burnley’s commitment to make loans under the loan and security agreement terminates, commencing on the first such date to occur after the closing date; ● an annual loan facility fee equal to 0.75% of the revolving commitment (i.e., the maximum amount that Goedeker may borrow under the revolving loan), which is fully earned on the closing date for the term of the loan (including any extension) but shall be due and payable on each anniversary of the closing date; ● a monthly collateral management fee for monitoring and servicing the revolving loan equal to $1,700 per month for the term of revolving note, which is fully earned and non-refundable as of the date of the loan and security agreement, but shall be payable monthly in arrears on the first day of each calendar month; provided that payment of the collateral management fee may be made, at the discretion of Burnley, by application of advances under the revolving loan or directly by Goedeker; and ● if the revolving loan is terminated for any reason, including by Burnley following an event of default, then Goedeker shall pay, as liquidated damages and compensation for the costs of being prepared to make funds available, an amount equal to the applicable percentage multiplied by the revolving commitment (i.e., the maximum amount that Goedeker may borrow under the revolving loan), wherein the term applicable percentage means (i) 3%, in the case of a termination on or prior to the first anniversary of the closing date, (ii) 2%, in the case of a termination after the first anniversary of the closing date but on or prior to the second anniversary thereof, and (iii) 0.5%, in the case of a termination after the second anniversary of the closing date but on or prior to the maturity date.
Subordinated promissory note percentage			9.00%
Burnley [Member] | April 5, 2019 [Member]
Lines of Credit (Textual)
Loan and security agreement, description			(i) the borrowing base or (ii) $1,500,000 (provided that such amount may be increased to $3,000,000 in Burnley’s sole discretion) minus reserves established Burnley at any time in accordance with the loan and security agreement. The “borrowing base” means an amount equal to the sum of the following: (i) the product of 85% multiplied by the liquidation value of Goedeker’s inventory (net of all liquidation costs) identified in the most recent inventory appraisal by an appraiser acceptable to Burnley (ii) multiplied by Goedeker’s eligible inventory (as defined in the loan and security agreement), valued at the lower of cost or market value, determined on a first-in-first-out basis.
Burnley [Member] | April 5, 2019 [Member] | Maximum [Member]
Lines of Credit (Textual)
Issuance of revolving note			$ 1,500,000
Goedeker [Member] | April 5, 2019 [Member]
Lines of Credit (Textual)
Borrowed amount			744,000
Northpoint Commercial Finance LLC [Member]
Lines of Credit (Textual)
Line of credit outstanding		$ 1,000,000	$ 736,788
Interest rate		7.99%
Loan and security agreement, description		(i) an audit fee for each audit conducted as determined by Northpoint, equal to the out-of-pocket expense incurred by Northpoint plus any minimum audit fee established by Northpoint; (ii) a fee for any returned payments equal to the lesser of the maximum amount permitted by law or $50; (iii) a late fee for each payment not received by the 25th day of a calendar month, and each month thereafter until such payment is paid, equal to the greater of 5% of the amount past due or $25; (iv) a billing fee equal to $250 for any month for which Goedeker requests a paper billing statement; (v) a live check fee equal to $50 for each check that Goedeker sends to Northpoint for payment of obligations under the loan and security agreement; (vi) processing fees to be determined by Northpoint; and (vii) any additional fees that Northpoint may implement from time to time.